Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Balance	$ 24,764	[1]	$ 19,321
Purchases of marketable securities	11,100		9,623		$ 3,998
Changes in marketable securities, net	(33)		(180)
Proceeds from maturity of marketable securities	(7,950)		(4,000)		(16,029)
Balance	$ 27,881	[1]	$ 24,764	[1]	$ 19,321

[1]	Including accrued interest in the amount of US$ 188 thousand and US$ 182 thousand as of December 31, 2023 and 2024, respectively.